Earnings (loss) per share	12 Months Ended
Dec. 31, 2017
Earnings (loss) per share [Abstract]
Earnings (loss) per share
35.	Earnings (loss) per share

The Transaction was structured as a reorganization and recapitalization transaction by which the Company issued shares and warrants for the net assets of Estre Brazil accompanied by a capital contribution in cash (recapitalization). Earnings (loss) per share has been calculated for all historical periods to reflect the Company’s capital structure as if the Transaction had occurred at the beginning of the earliest period presented.

Earnings per share

Basic	2017			2016		2015
				(Restated)		(Restated)

Profit (loss) attributable to equity holders of the parent		43,793		(360,789)		(214,952)
Weighted average number of ordinary shares outstanding (shares/thousand)		45,637		45,637		45,637

Basic profit (loss) per share	R$	0.9596	R$	(7.9057)	R$	(4.7101)

Diluted	2017			2016		2015
				(Restated)		(Restated)

Profit (loss) attributable to equity holders of the parent		43,793		(360,789)		(214,952)
Weighted average number of ordinary shares outstanding (shares/thousand)		45,691		45,637		45,637

Basic profit (loss) per share	R$	0.9585	R$	(7.9057)	R$	(4.7101)

The shares related to stock options plan were excluded from the calculation of diluted loss per share for the years 2016 and 2015 because their effect would have been antidilutive. The 28,249,999 outstanding warrants to purchase Company shares at US$11.50 per share were not included in the calculation of diluted earnings per share as they were out of the money.

Earnings per share from continuing operations

Basic	2017			2016		2015
				(Restated)		(Restated)
Profit (loss) from continuing operations attributable to equity holders of the parent		39,714		(360,830)		(210,431)
Weighted average number of ordinary shares (shares/thousand)		45,637		45,637		45,637

Basic profit (loss) per share	R$	0.8702	R$	(7.9066)	R$	(4.6110)

Diluted	2017			2016		2015
				(Restated)		(Restated)
Profit (loss) from continuing operations attributable to equity holders of the parent		39,714		(360,830)		(210,431)
Weighted average number of ordinary shares (shares/thousand)		45,691		45,637		45,637

Diluted profit (loss) per share	R$	0.8692	R$	(7.9066)	R$	(4.6110)